Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 4. Fair Value Measurements
Cash equivalents of approximately $9.4 million and $18.4 million at September 30, 2021 and December 31, 2020, respectively, were comprised of money market funds which were measured at fair value on a recurring basis based on Level 1 of the fair value hierarchy.